UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Institutional Investment Manager Filing this Report:

Name:	RS Value Group LLC
Address:	388 Market Street, Ste. 1700
	San Francisco, CA  94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Randall Hecht
Title:	CEO
Phone:	(415) 591-2700
Signature, Place, and Date of Signing:

	G. Randall Hecht	San Francisco, CA		August 15, 2003

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	35,837

ISSUER          	CLASS     CUSIP        VALUE      SHS        INVEST   VOTG
                                         (X1000)               DISCRET  AUTH
AMERIGROUP         Com      03073T102        309        8,300   sole    sole
Abgenix            Com      00339B107      2,245      214,800   sole    sole
Accredo Health     Com      00437V104        458       21,000   sole    sole
Accrue Software    Com      00437w102         16      461,500   sole    sole
Aegis Comm         Com      00760b105         66    1,103,100   sole    sole
Alaska Comm        Com      01167p101        545      151,800   sole    sole
Applied Molec Evol Com      03823e108          2          400   sole    sole
Argonaut Tech      Com      040175101        334      269,713   sole    sole
Barr Labs          Com      068306109         82        1,250   sole    sole
Blue Rhino         Com      095811105      1,810      150,800   sole    sole
CPI Aerostructure  Com      125919308        564       64,400   sole    sole
CSG System         Com      126349109        424       30,000   sole    sole
China Yuchai       Com      g21082105      1,049      157,701   sole    sole
Corautus Genetics  Com      218139202         19        6,599   sole    sole
Covista Comm       Com      223574104         26        8,200   sole    sole
Cuisine Solution   Com      229904107        124      191,389   sole    sole
Ditech Comm        Com      25500M103        571      117,400   sole    sole
EPIX Medical       Com      26881q101      1,678      119,400   sole    sole
Eloyalty           Com      290151109        683      175,100   sole    sole
Fresh Del Monte    Ord      g36738105        629       24,500   sole    sole
GameStop           Com      36466r101        426       33,000   sole    sole
Illumina           Com      452327109      2,024      720,400   sole    sole
Impax Labs         Com      45256B101        210       17,500   sole    sole
InfoCrossing       Com      45664X109      1,017      144,500   sole    sole
Ivanhoe Energy     Com      465790103      5,766    5,727,144   sole    sole
Juno Lighting      Com      482047206      1,822      136,200   sole    sole
Liberty Media      Com Ser A530718105        371       32,060   sole    sole
MPSI Systems       Com      553412206         34      225,838   sole    sole
Maxtor             Com      577729205        255       34,000   sole    sole
Metromedia Intl    Com      591695101         29      256,000   sole    sole
Millennium Pharma  Com      599902103      1,853      117,800   sole    sole
Monolithic Syst    Com      609842109        453       50,000   sole    sole
Netro              Com      64114R109        615      210,700   sole    sole
Netsolve           Com      64115j106      1,780      209,900   sole    sole
Niku               Com      654113109        353       77,500   sole    sole
PYR Energy         Com      693677106        409      744,000   sole    sole
Persistence Softw  Com      715329108        114       30,870   sole    sole
Pharma Rscs        Com      717125108        161        3,300   sole    sole
QRS                Com      74726X105         45        9,000   sole    sole
Saba Softw         Com      784932600        483      106,075   sole    sole
Selectica          Com      816288104        496      156,400   sole    sole
Sentex Sensing     Com      817268105         15      815,961   sole    sole
SpectraLink        Com      847580107        128       13,100   sole    sole
Syntroleum         Com      871630109         16        6,000   sole    sole
Terayon Comm       Com      880775101        478      176,350   sole    sole
US Global InvestorsCl A     902952100        134       72,500   sole    sole
UnitedGlobalCom    Cl A     913247508        367       71,000   sole    sole
Univ Access Global Com      91336M105        581    1,384,500   sole    sole
ValueClick         Com      92046n102      2,695      444,700   sole    sole
Vignette           Com      926734104        757      384,300   sole    sole
WorldPort Comm     Com      98155j105        316      735,800   sole    sole